Note 8 - Earnings Per Share	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
8
.   EARNINGS PER SHARE

Basic and dilutive net earnings (loss) per share is computed based on the following information:

	Year Ended March 31,
	2021	2020
Basic
Net earnings (loss)	$11,424,475	$(5,249,210)
Weighted average common shares	7,027,707	7,000,403
Dilutive
Net earnings (loss)	$11,424,475	$(5,249,210)
Weighted average common shares and common share equivalents	7,027,707	7,000,403